UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Report to Stockholders.  The Semi-Annual Report for the period November 1, 2007 through April 30, 2008 is filed herewith.

TCW US FIXED INCOME AND

MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2008

Where experts invest.

US FIXED INCOME

TCW Funds, Inc.

Table of Contents	April 30, 2008
Letter To Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Money Market Fund	3

TCW Core Fixed Income Fund	7

TCW High Yield Bond Fund	18

TCW Short Term Bond Fund	25

TCW Total Return Bond Fund	29

Statements of Assets and Liabilities	35

Statements of Operations	36

Statements of Changes in Net Assets	37

Notes to Financial Statements	39

Financial Highlights	47

Shareholder Expenses	55

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	57

THIS PAGE INTENTIONALLY LEFT BLANK.

US FIXED INCOME

To Our Valued Shareholders

We are pleased to submit the semi-annual reports for the TCW Funds, Inc. as of April 30, 2008. These reports contain performance summaries for each of our funds and a listing of their respective portfolio holdings at April 30, 2008.

The last six months were challenging for equity and credit markets with most U.S. equity indices down almost 10% or more during that period. While the U.S. Equity TCW Funds had negative absolute returns for this period, nine out of the thirteen TCW Funds invested in U.S. equities equaled or beat their respective benchmarks. As investors sought higher quality investments in reaction to this market volatility, investment grade fixed income markets produced positive returns for the period. TCW Fund fixed income strategies with little or no below investment grade credit exposure also had positive returns for the period. Below investment grade rated credit markets produced negative returns during the six month period as credit spreads widened.

We are pleased that the TCW Funds platform was awarded two additional top ratings from Morningstar. Both the TCW Focused Equities Fund and the TCW Growth Equities Fund improved their ratings to five stars at the end of April 2008 and join the TCW Total Return Bond Fund which previously earned a five star rating. In addition to these funds, five other TCW Funds had four star ratings in at least one fund class as of April 2008.

The investment strategy of the TCW Total Return Bond Fund and the TCW Short Term Bond Fund remain the same; however, the funds have been incrementally increasing their exposure to senior tranches of non-Agency mortgage bonds on an opportunistic basis. As of May 31, 2008, the non-Agency bonds comprise 49.8% of the fund's net asset for the TCW Total Return Bond Fund and 39.0% for the TCW Short Term Bond Fund.

The TCW Funds, Inc. continues to provide our shareholders with innovative investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., we invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW or 1 (800) 386-3829.

Sincerely,

William C. Sonneborn.
President and Chief Executive Officer

June 9, 2008

US FIXED INCOME

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2008

		Total Return Annualized As of April 30, 2008
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Money Market Fund — I Class	$1.00	4.35%	3.05%	3.56%	4.62%		07/14/88
TCW Core Fixed Income Fund — I Class	$9.93	7.44%	4.59%	5.67%	6.49	% (1)	01/01/90 (2)
TCW Core Fixed Income Fund — N Class	$10.04	7.20%	4.32%	N/A	5.32%		03/01/99
TCW High Yield Bond Fund — I Class	$6.38	(1.76)%	6.50%	4.36%	7.63	% (1)	02/01/89 (2)
TCW High Yield Bond Fund — N Class	$6.41	(1.97)%	6.12%	N/A	4.39%		03/01/99
TCW Short Term Bond Fund — I Class	$9.21	1.75%	2.47%	3.80%	5.21	% (1)	02/01/90 (2)
TCW Total Return Bond Fund — I Class	$9.62	6.22%	4.73%	6.38%	6.64%		06/17/93
TCW Total Return Bond Fund — N Class	$9.97	5.96%	4.41%	N/A	6.03%		03/01/99

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds' registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of predecessor limited partnership.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited)	April 30, 2008

Principal Amount	Short-Term Investments	Value
	Commercial Paper (83.5% of Net Assets)
$25,000,000	Abbey National North America LLC, 2.88%, due 01/23/09	$24,466,000
55,000,000	ABN Amro North American Finance, 2.08%, due 05/01/08	55,000,000
50,000,000	ABN Amro North American Finance, 2.83%, due 05/01/08	50,000,000
25,000,000	American Express Credit Corp., 2.5%, due 05/05/08	24,993,056
25,000,000	American Express Credit Corp., 2.54%, due 05/05/08	24,992,945
25,000,000	American Express Credit Corp., 2.84%, due 06/09/08	24,923,083
4,300,000	Bank of Scotland PLC, 2.7%, due 06/09/08	4,287,423
10,000,000	Bank of Scotland PLC, 2.77%, due 06/09/08	9,969,992
5,000,000	Bank of Scotland PLC, 2.8%, due 05/02/08	4,999,611
15,000,000	Bank of Scotland PLC, 2.81%, due 05/09/08	14,990,633
7,700,000	Bank of Scotland PLC, 2.85%, due 05/08/08	7,695,733
7,975,000	Bank of Scotland PLC, 2.85%, due 06/06/08	7,952,271
1,398,000	Bank of Scotland PLC, 2.9%, due 05/21/08	1,395,748
9,700,000	Bank of Scotland PLC, 2.95%, due 06/06/08	9,671,385
20,000,000	Bank of Scotland PLC, 3.01%, due 10/21/08	19,710,706
30,000,000	Barclays U.S. Funding Corp., 2.125%, due 05/01/08	30,000,000
25,000,000	Barclays U.S. Funding Corp., 2.585%, due 06/19/08	24,912,038
10,000,000	Barclays U.S. Funding Corp., 2.695%, due 05/02/08	9,999,251
10,000,000	Barclays U.S. Funding Corp., 2.745%, due 05/05/08	9,996,950
30,000,000	Barclays U.S. Funding Corp., 2.87%, due 10/29/08	29,567,108
30,000,000	BNP Paribas Finance, Inc., 2.435%, due 05/01/08	30,000,000
35,000,000	BNP Paribas Finance, Inc., 2.816%, due 06/25/08	34,849,422
15,000,000	BNP Paribas Finance, Inc., 2.829%, due 07/23/08	14,902,164
99,000,000	Branch Banking & Trust Co., Inc., 2.188%, due 05/01/08	99,000,000
20,000,000	Calyon North America, Inc., 2.55%, due 05/05/08	20,000,000
40,000,000	Calyon North America, Inc., 2.7%, due 06/24/08	39,838,000
20,000,000	Calyon North America, Inc., 2.715%, due 05/09/08	19,987,944
9,000,000	Citigroup, Inc., 2.75%, due 05/16/08	8,989,688
10,000,000	Citigroup, Inc., 2.8%, due 08/01/08	9,928,444
105,000,000	Deutsche Bank LLC, 2.3%, due 05/01/08	105,000,000
25,000,000	Dresdner U.S. Finance, Inc., 2.438%, due 05/01/08	25,000,000
40,000,000	Dresdner U.S. Finance, Inc., 2.75%, due 05/07/08	39,981,667
50,000,000	General Electric Capital Corp., 2.26%, due 05/02/08	49,996,861
30,000,000	General Electric Capital Corp., 2.26%, due 05/06/08	29,990,583
1,100,000	HSBC Americas, Inc., 2.75%, due 06/04/08	1,097,143
60,000,000	Illinois Tool Works, Inc., 2.25%, due 05/01/08	60,000,000
20,000,000	ING US Funding LLC, 2.645%, due 06/09/08	19,942,692
15,000,000	ING US Funding LLC, 2.73%, due 06/16/08	14,947,675
40,000,000	ING US Funding LLC, 2.82%, due 07/28/08	39,724,267
35,000,000	International Lease Finance Corp., 2.83%, due 05/05/08	34,988,994
7,000,000	International Lease Finance Corp., 3%, due 06/04/08	6,980,167
100,000,000	JPMorgan Chase & Co., 2.3%, due 05/01/08	100,000,000
5,000,000	Morgan Stanley, 3.1%, due 05/06/08	4,997,847
50,000,000	Rabobank USA Finance Corp., 2.29%, due 05/05/08	49,987,278
55,000,000	Rabobank USA Finance Corp., 2.31%, due 05/01/08	55,000,000
70,000,000	State Street Corp., 2.7%, due 05/29/08	69,853,000

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Commercial Paper (Continued)
$100,000,000	SunTrust Banks, Inc., 2.125%, due 05/01/08	$100,000,000
50,000,000	Toyota Credit de Puerto Rico Corp., 2.27%, due 05/01/08	50,000,000
55,000,000	Toyota Motor Credit Corp., 2.2%, due 05/01/08	55,000,000
17,000,000	UBS AG/Finance LLC, 2.1%, due 05/01/08	17,000,000
12,760,000	UBS AG/Finance LLC, 2.5%, due 05/01/08	12,760,000
25,000,000	UBS AG/Finance LLC, 2.6%, due 07/10/08	24,873,611
13,500,000	UBS AG/Finance LLC, 2.68%, due 06/02/08	13,467,840
5,000,000	UBS AG/Finance LLC, 2.805%, due 05/16/08	4,994,156
3,300,000	UBS AG/Finance LLC, 2.84%, due 06/05/08	3,290,888
14,000,000	UBS AG/Finance LLC, 2.88%, due 06/02/08	13,964,160
15,000,000	UBS AG/Finance LLC, 3.035%, due 10/27/08	14,773,640
104,000,000	Wells Fargo & Co., 2.3%, due 05/01/08	104,000,000
	Total Commercial Paper (Cost: $1,788,632,064)	1,788,632,064
	Corporate Fixed Income Securities (15.2%)
3,600,000	Abbey National Treasury Services, 3.069%, due 07/02/08	3,599,009
3,688,000	American Express Credit Corp., 2.801%, due 04/06/09	3,662,598
4,000,000	American General Finance Corp., 2.73%, due 01/09/09	3,988,977
18,670,000	American General Finance Corp., 2.75%, due 06/15/08	18,626,303
5,000,000	American General Finance Corp., 2.785%, due 06/27/08	4,999,043
5,500,000	American International Group, Inc., 2.875%, due 05/15/08	5,498,229
37,905,000	Associates Corp. of North America, 6.25%, due 11/01/08	38,406,531
9,000,000	Bank of America Corp., 2.37%, due 08/08/08	8,999,200
2,000,000	Bank of America Corp., 3.25%, due 08/15/08	1,999,492
10,000,000	Bank of America Corp., 4.887%, due 08/11/08	9,994,120
3,450,000	Bank of America Corp., 5.875%, due 02/15/09	3,525,417
4,550,000	Bank of America Corp., 5.875%, due 02/17/09	4,648,659
6,680,000	Bank of America Corp., 7.875%, due 03/02/09	6,892,273
4,650,000	Bank of New York Mellon Corp., 3.625%, due 01/15/09	4,669,259
5,475,000	Bank One Corp., 2.625%, due 06/30/08	5,451,141
6,500,000	Branch Banking & Trust Co., Inc., 3.126%, due 09/02/08	6,498,808
6,111,000	CitiCorp, 6.375%, due 11/15/08	6,167,907
7,121,000	CitiCorp, 6.375%, due 11/17/08	7,233,137
2,733,000	Citigroup, Inc., 2.695%, due 12/26/08	2,717,728
3,125,000	Citigroup, Inc., 3.256%, due 03/02/09	3,108,181
5,000,000	Citigroup, Inc., 3.625%, due 02/09/09	4,982,920
1,100,000	Citigroup, Inc., 6.2%, due 03/16/09	1,125,265
23,000,000	Credit Suisse USA, Inc., 3.12%, due 12/09/08	22,980,905
15,895,000	Credit Suisse USA, Inc., 3.875%, due 01/15/09	15,966,766
2,000,000	Fleet National Bank, 5.75%, due 01/15/09	2,035,096
3,967,000	General Electric Capital Corp., 2.17%, due 01/27/09	3,958,051
6,000,000	General Electric Capital Corp., 3.007%, due 07/28/08	6,001,285
18,000,000	HSBC Finance Corp., 4.125%, due 12/15/08	18,051,246
8,227,000	HSBC Finance Corp., 5.875%, due 02/02/09	8,359,940
5,286,000	HSBC Finance Corp., 6.5%, due 11/17/08	5,356,336
4,000,000	HSBC USA, Inc., 6.625%, due 03/02/09	4,088,510

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

April 30, 2008

Principal Amount	Short-Term Investments	Value
	Corporate Fixed Income Securities (Continued)
$5,000,000	International Lease Finance Corp., 3.5%, due 04/01/09	$4,964,801
2,000,000	International Lease Finance Corp., 4.5%, due 05/01/08	2,000,000
2,230,000	International Lease Finance Corp., 4.625%, due 06/02/08	2,231,752
5,000,000	International Lease Finance Corp., 6.375%, due 03/15/09	5,128,799
5,120,000	SunTrust Banks, Inc., 4%, due 10/15/08	5,134,674
25,000,000	Wachovia Bank NA, 2.07%, due 10/03/08	24,919,271
2,000,000	Wachovia Bank NA, 4.375%, due 08/15/08	2,006,945
8,500,000	Wachovia Bank NA, 5.8%, due 12/01/08	8,608,291
5,000,000	Wachovia Corp., 2.728%, due 10/28/08	4,996,899
7,685,000	Wachovia Corp., 3.5%, due 08/15/08	7,693,326
3,515,000	Wachovia Corp., 3.625%, due 02/17/09	3,507,941
5,600,000	Wachovia Corp., 6.15%, due 03/16/09	5,717,415
3,025,000	Wachovia Corp., 6.375%, due 01/15/09	3,078,542
1,600,000	Wachovia Corp., 6.375%, due 02/02/09	1,636,212
1,000,000	Wells Fargo & Co., 4%, due 08/15/08	1,002,410
	Total Corporate Fixed Income Securities (Cost: $326,219,610)	326,219,610
Number of Shares
	Money Market Investments (11.2%)
131,200,000	BlackRock Liquidity TempFund, 2.88%	131,200,000
108,575,000	Morgan Stanley Institutional Liquidity Fund, 2.86%	108,575,000
	Total Money Market Investments (Cost: $239,775,000)	239,775,000
Principal Amount
	Other Short-Term Investments (1.2%)
$25,026,361	State Street Bank & Trust Depository Reserve, 1.1%	25,026,361
	Total Short-Term Investments (Cost: $2,379,653,035) (111.1%)	2,379,653,035
	Total Investments (Cost: $2,379,653,035) (111.1%)	2,379,653,035
	Liabilities in Excess of Other Assets (– 11.1%)	(238,061,108)
	Net Assets (100.0%)	$2,141,591,927

See accompanying notes to financial statements.

US FIXED INCOME

TCW Money Market Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Banking	63.0%
Brokers	4.6
Commercial Services	5.3
Financial Services	17.7
Insurance	0.3
U.S. Government Agency Obligations	4.6
Short-Term Investments	15.6
Total	111.1%

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Aerospace & Defense (0.1% of Net Assets)
$25,000	L-3 Communications Corp., 6.375%, due 10/15/15 (1)	$24,813
100,000	Northrop Grumman Corp., 7.75%, due 02/15/31 (1)	120,822
	Total Aerospace & Defense	145,635
	Airlines (0.0%)
25,000	CHC Helicopter Corp. (Canada), 7.375%, due 05/01/14	25,187
	Automotive (0.2%)
250,000	DaimlerChrysler N.A., 7.2%, due 09/01/09 (1)	258,676
15,000	Ford Motor Co., 7.45%, due 07/16/31 (1)	11,175
25,000	General Motors Corp., 8.375%, due 07/15/33 (1)	18,875
	Total Automotive	288,726
	Banking (2.9%)
200,000	American Express Credit Corp., 5%, due 12/02/10 (1)	201,328
325,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	335,385
275,000	Bank of America Corp., 5.625%, due 10/14/16 (1)	282,125
100,000	CIT Group, Inc., 5.4%, due 01/30/16 (1)	82,625
275,000	Citigroup, Inc., 4.125%, due 02/22/10	272,658
20,000	Ford Motor Credit Co., 7%, due 10/01/13 (1)	17,410
250,000	General Electric Capital Corp., 5.875%, due 02/15/12	261,533
75,000	GMAC LLC, 6%, due 12/15/11	60,008
125,000	John Deere Capital Corp., 5.1%, due 01/15/13 (1)	127,973
275,000	JPMorgan Chase & Co., 4.75%, due 03/01/15 (1)	270,570
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	253,530
125,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32 (1)	147,673
275,000	PNC Funding Corp., 5.25%, due 11/15/15	259,614
225,000	Textron Financial Corp., 4.6%, due 05/03/10	227,645
250,000	US Bank N.A., 6.3%, due 02/04/14	269,264
250,000	Wachovia Bank N.A., 7.8%, due 08/18/10	263,475
250,000	Wells Fargo & Co., 6.45%, due 02/01/11	264,123
	Total Banking	3,596,939
	Beverages, Food & Tobacco (0.6%)
125,000	Campbell Soup Co., 6.75%, due 02/15/11	132,454
125,000	ConAgra Foods, Inc., 6.75%, due 09/15/11 (1)	131,561
30,000	Dole Foods Co., Inc., 8.75%, due 07/15/13 (1)	25,500
125,000	Kellogg Co., 7.45%, due 04/01/31	143,088
125,000	Kraft Foods, Inc., 5.25%, due 10/01/13 (1)	124,007
125,000	PepsiCo, Inc., 4.65%, due 02/15/13	127,771
10,000	Supervalu, Inc., 7.5%, due 11/15/14 (1)	10,400
	Total Beverages, Food & Tobacco	694,781

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Building Materials (0.0%)
$15,000	IKON Office Solutions, Inc., 7.75%, due 09/15/15	$14,887
	Chemicals (0.1%)
10,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)(2)	8,100
30,000	MacDermid, Inc., (144A), 9.5%, due 04/15/17 (2)	28,650
5,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (1)(2)	5,462
5,000	Mosaic Co., (144A), 7.625%, due 12/01/14 (2)	5,413
25,000	Nova Chemicals Corp., 7.863%, due 11/15/13 (1)	21,625
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14 (1)	19,600
40,000	Westlake Chemical Corp., 6.625%, due 01/15/16	35,200
	Total Chemicals	124,050
	Coal (0.0%)
25,000	Massey Energy Co., 6.875%, due 12/15/13 (1)	24,937
20,000	Peabody Energy Corp., 6.875%, due 03/15/13	20,300
	Total Coal	45,237
	Commercial Services (0.6%)
50,000	Allied Waste North America, Inc., 6.375%, due 04/15/11 (1)	50,500
25,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	25,969
50,000	Aramark Services, Inc., 8.5%, due 02/01/15 (1)	52,000
35,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)(2)	30,625
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	43,875
30,000	Education Management LLC, 8.75%, due 06/01/14	26,812
25,000	Hertz Corp., 8.875%, due 01/01/14 (1)	25,125
5,000	IKON Office Solutions, Inc., (144A), 7.698%, due 01/01/12 (2)	5,013
10,000	Inergy LP/Inergy Finance Corp., (144A), 8.25%, due 03/01/16 (2)	10,275
275,000	International Lease Finance Corp., 5.875%, due 05/01/13	272,948
50,000	Service Corporation International, 6.75%, due 04/01/15	49,937
125,000	Waste Management, Inc., 7.75%, due 05/15/32 (1)	138,760
	Total Commercial Services	731,839
	Communications (0.0%)
25,000	Intelsat Intermediate Holding Co., Ltd., 0% to 02/01/10, 9.25% thereafter, 0%, due 02/01/15	21,469
	Computer Integrated Systems Design (0.0%)
35,000	Unisys Corp., 8%, due 10/15/12	31,937
	Computers & Information (0.1%)
125,000	3M Co., 5.7%, due 03/15/37 (1)	126,726
	Cosmetic & Personal Care (0.1%)
125,000	Procter & Gamble Co., 5.55%, due 03/05/37	123,882
	Data Processing & Preparation (0.0%)
30,000	First Data Corp., (144A), 9.875%, due 09/24/15 (1)(2)	27,300

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Electric Utilities (0.9%)
$37,000	AES Corp., 9.375%, due 09/15/10	$39,405
125,000	American Electric Power Co., Inc., 5.25%, due 06/01/15 (1)	122,677
200,000	Carolina Power & Light Co., 5.95%, due 03/01/09 (1)	203,657
75,000	Carolina Power & Light Co., 6.5%, due 07/15/12	79,825
125,000	Dominion Resources, Inc., 5.15%, due 07/15/15	122,923
50,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16 (1)	52,375
75,000	Edison Mission Energy, 7%, due 05/15/17 (1)	75,562
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (2)	31,500
20,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (2)	20,750
125,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36 (1)	124,703
35,000	Mirant North America LLC, 7.375%, due 12/31/13	36,313
50,000	NRG Energy, Inc., 7.375%, due 02/01/16 (1)	51,625
35,000	Reliant Energy, Inc., 7.625%, due 06/15/14 (1)	36,531
150,000	Southern Power Co., 4.875%, due 07/15/15	143,871
25,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15 (2)	26,063
	Total Electric Utilities	1,167,780
	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17 (1)	25,500
	Electronics (0.4%)
15,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	14,738
275,000	Cisco Systems, Inc., 5.5%, due 02/22/16	284,292
25,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14 (1)	22,062
65,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14 (1)	64,350
30,000	Sanmina-SCI Corp., 8.125%, due 03/01/16 (1)	27,600
15,000	Sensata Technologies BV (Netherlands), 8%, due 05/01/14 (1)	14,250
	Total Electronics	427,292
	Entertainment & Leisure (0.3%)
20,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12 (2)	18,100
25,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	19,750
40,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)(2)	36,150
20,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (2)	17,700
40,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (2)	35,200
200,000	Xerox Corp., 5.5%, due 05/15/12	200,065
	Total Entertainment & Leisure	326,965
	Financial Services (0.9%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	32,637
275,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	280,960
275,000	Credit Suisse USA, Inc., 4.125%, due 01/15/10	275,228
125,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18 (1)	125,529
25,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	26,375
20,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	20,050

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Financial Services (Continued)
$275,000	Lehman Brothers Holdings, Inc., 4.8%, due 03/13/14 (1)	$257,206
15,000	LVB Acquisition Merger Sub, Inc., (144A), 10%, due 10/15/17 (2)	16,088
15,000	MCBC Holdings, Inc., (144A), 9.086%, due 10/15/14 (2)	12,750
20,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)(2)	19,400
	Total Financial Services	1,066,223
	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13 (1)	127,808
	Forest Products & Paper (0.2%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13 (1)	5,875
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	9,000
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	6,775
25,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14 (1)	18,875
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (2)	24,937
25,000	Graphic Packaging International Corp., 9.5%, due 08/15/13 (1)	24,813
20,000	Neenah Paper, Inc., 7.375%, due 11/15/14	18,000
15,000	Pliant Corp., 11.125%, due 09/01/09 (1)	12,300
35,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14 (1)	36,312
100,000	Westvaco Corp., 8.2%, due 01/15/30	98,171
	Total Forest Products & Paper	255,058
	Healthcare Providers (0.1%)
40,000	Community Health Systems, Inc., 8.875%, due 07/15/15 (1)	41,500
50,000	HCA, Inc., 9.25%, due 11/15/16 (1)	53,687
40,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15 (1)	40,800
5,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17 (1)	5,000
	Total Healthcare Providers	140,987
	Home Construction, Furnishings & Appliances (0.1%)
40,000	KB Home, 7.25%, due 06/15/18	36,900
25,000	Standard Pacific Corp., 7%, due 08/15/15 (1)	18,750
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12 (1)	12,600
	Total Home Construction, Furnishings & Appliances	68,250
	Household Products (0.1%)
150,000	Fortune Brands, Inc., 5.375%, due 01/15/16 (1)	140,837
	Industrial—Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15 (1)	24,375
	Insurance (0.5%)
150,000	Allstate Corp. (The), 5%, due 08/15/14 (1)	149,823
125,000	American International Group, 5.6%, due 10/18/16	123,174
25,000	Leucadia National Corp., 7%, due 08/15/13	24,938

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Insurance (Continued)
$150,000	MetLife, Inc., 5.7%, due 06/15/35 (1)	$133,182
175,000	WellPoint, Inc., 5.25%, due 01/15/16 (1)	164,720
	Total Insurance	595,837
	Lodging (0.0%)
20,000	M T R Gaming Group, Inc., 9%, due 06/01/12	15,850
	Media—Broadcasting & Publishing (0.6%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (2)	48,312
150,000	CBS Corp., 5.625%, due 08/15/12 (1)	150,804
50,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (2)	48,125
25,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	17,375
50,000	CSC Holdings, Inc., 7.625%, due 04/01/11	50,500
25,000	Dex Media, Inc., 8%, due 11/15/13	19,125
25,000	Echostar DBS Corp., 7%, due 10/01/13 (1)	24,938
50,000	Idearc, Inc., 8%, due 11/15/16 (1)	32,625
30,000	Mediacom Broadband LLC, 8.5%, due 10/15/15 (1)	27,600
150,000	News America, Inc., 6.4%, due 12/15/35	149,363
125,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	141,907
30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)(2)	21,750
	Total Media—Broadcasting & Publishing	732,424
	Medical Supplies (0.0%)
15,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17 (1)	13,650
25,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1)(2)	26,687
	Total Medical Supplies	40,337
	Metals (0.2%)
15,000	AK Steel Corp., 7.75%, due 06/15/12	15,300
40,000	Belden, Inc., 7%, due 03/15/17 (1)	39,550
125,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	118,885
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17 (1)	33,262
5,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	5,438
25,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	24,063
25,000	Novelis, Inc., (Canada), 7.25%, due 02/15/15	22,750
25,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	24,625
5,000	US Steel Corp., 7%, due 02/01/18	5,051
	Total Metals	288,924
	Miscellaneous (0.1%)
150,000	International Bank for Reconstruction & Development (Supranational), 4.125%, due 06/24/09	152,509
	Oil & Gas (0.7%)
225,000	Apache Corp., 6%, due 01/15/37	226,133
55,000	Chesapeake Energy Corp., 6.375%, due 06/15/15 (1)	54,450

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	$15,488
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	10,300
40,000	El Paso Corp., 7.875%, due 06/15/12 (1)	42,150
125,000	EnCana Corp. (Canada), 5.9%, due 12/01/17	127,551
20,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14 (1)	20,700
20,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	21,100
20,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16 (1)	19,775
32,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	33,280
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	5,013
275,000	XTO Energy, Inc., 5.65%, due 04/01/16	277,412
	Total Oil & Gas	853,352
	Pharmaceuticals (0.5%)
125,000	Abbott Laboratories, 5.6%, due 11/30/17	130,250
125,000	Eli Lilly & Co., 5.2%, due 03/15/17	126,937
125,000	Johnson & Johnson, 5.95%, due 08/15/37	134,226
150,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	146,830
125,000	Wyeth, 5.5%, due 02/01/14	128,321
	Total Pharmaceuticals	666,564
	Prepackaged Software (0.0%)
10,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	10,425
	Radio Telephone Communications (0.2%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31 (1)	272,687
10,000	Nextel Communications, Inc., 7.375%, due 08/01/15	8,028
	Total Radio Telephone Communications	280,715
	Real Estate (0.3%)
15,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13 (1)	14,963
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15 (1)	283,363
	Total Real Estate	298,326
	Retailers (0.1%)
10,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	9,400
10,000	Harry & David Holdings, Inc., 9%, due 03/01/13	8,900
5,000	Harry & David Holdings, Inc., 8.076%, due 03/01/12	4,400
100,000	JC Penney Corp., Inc., 6.375%, due 10/15/36	84,568
10,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15 (1)	10,525
20,000	Rite Aid Corp., 7.5%, due 01/15/15	19,200
	Total Retailers	136,993
	Telephone Communications, exc. Radio (0.3%)
100,000	AT&T Corp., 8%, due 11/15/31	119,978
10,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	9,550

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Telephone Communications, exc. Radio (Continued)
$25,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14 (1)	$24,875
20,000	Citizens Communications Co., 6.625%, due 03/15/15 (1)	18,850
30,000	Citizens Communications Co., 9%, due 08/15/31	27,750
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14 (1)	29,325
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37 (1)	125,955
	Total Telephone Communications, exc. Radio	356,283
	Telephone Systems (0.4%)
175,000	Deutsche Telekom International Finance AG (Netherlands), 8%, due 06/15/10 (1)	187,699
25,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	22,875
25,000	Qwest Corp., 8.875%, due 03/15/12	26,438
15,000	Sprint Capital Corp., 8.75%, due 03/15/32 (1)	13,376
125,000	Telefonica Emisiones, S.A.U. (Spain), 7.045%, due 06/20/36	137,851
50,000	Windstream Corp., 8.625%, due 08/01/16 (1)	52,562
	Total Telephone Systems	440,801
	Transportation (0.2%)
100,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11 (1)	105,655
125,000	United Parcel Service, Inc., 5.5%, due 01/15/18 (1)	130,129
	Total Transportation	235,784
	Total Corporate Bonds (Cost: $15,100,728) (11.9%)	14,874,794
	Collateralized Mortgage Obligations (38.6%)
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,178,550
1,928,052	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,535,901
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,562,905
346,953	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	340,999
479,059	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	460,795
1,475,427	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,574,179
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	962,359
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,574,799
1,252,911	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	1,265,310
377,911	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	379,187
1,350,263	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,319,034
260,824	Federal Home Loan Mortgage Corp. (2897-SD), 6.802%, due 10/15/31 (I/F) (TAC)	247,737
1,294,205	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,154,324
3,625,000	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,649,783
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,394,706
1,151,281	Federal Home Loan Mortgage Corp. (3330-SB), 13.875%, due 06/15/37 (I/F) (TAC)	1,184,540
1,042,014	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,011,715
494,372	Federal National Mortgage Association (01-14-SH), 17.692%, due 03/25/30 (I/F)	571,156
380,219	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	365,749

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value
		Collateralized Mortgage Obligations (Continued)
	$906,685	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	$862,652
	1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,477,854
	5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,495,379
	2,951,152	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,858,777
	1,312,766	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,140,472
	1,166,312	Government National Mortgage Association (05-25-Z), 5%, due 03/15/35	1,065,552
	1,000,000	GSAA Trust (06-15-AF3A), 5.883%, due 09/25/36	831,613
	2,608,559	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.586%, due 06/25/37	1,998,905
	2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,460,090
	1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46	755,958
	1,344,938	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,159,044
	1,029,193	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	839,996
	1,538,826	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.109%, due 03/25/36	1,449,919
		Total Collateralized Mortgage Obligations (Cost: $47,550,716)	48,129,939
		Foreign Government Bonds & Notes (3.4%)
AUD	195,000	Australian Government Bond, 6%, due 02/15/17	180,180
EUR	200,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	289,023
EUR	478,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	712,800
EUR	380,000	Federal Republic of Germany, 3.5%, due 01/04/16	568,703
EUR	375,000	French Republic, 3.25%, due 04/25/16	546,536
USD	125,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	134,564
SEK	1,075,000	Kingdom of Sweden, 3.75%, due 08/12/17	174,652
EUR	175,000	Kingdom of the Netherlands, 4.5%, due 07/15/17	277,584
USD	125,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	130,417
USD	125,000	Province of Quebec (Canada), 7.5%, due 09/15/29 (1)	162,842
PLN	425,000	Republic of Poland, 5.25%, due 10/25/17	181,668
USD	250,000	Republic of Poland, 6.25%, due 07/03/12 (1)	269,275
USD	125,000	State of Israel, 4.625%, due 06/15/13	124,597
CHF	150,000	Swiss Confederation, 3%, due 01/08/18	142,296
GBP	125,000	Treasury GILT (Great Britain), 4%, due 09/07/16	237,869
USD	125,000	United Mexican States, 5.625%, due 01/15/17 (1)	131,344
		Total Foreign Government Bonds & Notes (Cost: $3,966,110)	4,264,350
		U.S. Government Agency Obligations (30.1%)
	3,000,000	Federal Home Loan Bank, 4.375%, due 03/17/10 (1)	3,090,222
	4,400,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16 (1)	4,560,566
	3,900,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	4,138,490
	1,500,000	Federal Home Loan Mortgage Corp., 4.125%, due 10/18/10 (1)	1,542,663
	1,283,896	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.632%, due 01/01/37	1,320,602
	328,104	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	331,057
	158,199	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	159,623
	335,276	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	341,730

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,709,584	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	$1,681,376
2,900,000	Federal National Mortgage Association, 2.75%, due 04/11/11 (1)	2,874,049
2,200,000	Federal National Mortgage Association, 4.5%, due 10/15/08 (1)	2,223,633
650,000	Federal National Mortgage Association, 4.75%, due 11/19/12	682,023
319,408	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	326,315
572,767	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	586,692
251,778	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	262,652
1,180,001	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	1,148,805
646,759	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	634,031
403,699	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	407,257
3,480,521	Federal National Mortgage Association Pool #949750, 5.5%, due 09/01/37	3,476,388
576,687	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	555,458
1,829,220	Government National Mortgage Association, Pool #618740, 5%, due 12/15/36	1,813,443
3,603,916	Government National Mortgage Association, Pool #663134, 5.5%, due 03/15/37	3,653,920
1,790,298	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,775,416
	Total U.S. Government Agency Obligations (Cost: $36,865,865)	37,586,411
	U.S. Treasury Bonds (4.7%)
900,000	U.S. Treasury Bond, 4.5%, due 02/15/36 (1)	900,141
2,100,000	U.S. Treasury Bond, 5.25%, due 11/15/28 (1)	2,301,140
300,000	U.S. Treasury Bond, 7.125%, due 02/15/23 (1)	388,828
1,700,000	U.S. Treasury Bond, 8.125%, due 08/15/19 (1)	2,310,672
	Total U.S. Treasury Bonds (Cost: $5,828,848)	5,900,781
	U.S. Treasury Notes (6.0%)
2,700,000	U.S. Treasury Note, 2.75%, due 02/28/13	2,665,406
200,000	U.S. Treasury Note, 4.5%, due 02/15/09	204,063
4,300,000	U.S. Treasury Note, 4.875%, due 08/15/16 (1)	4,676,250
	Total U.S. Treasury Notes (Cost: $7,524,559)	7,545,719
	Total Fixed Income Securities (Cost: $116,836,826) (94.7%)	118,301,994
	Number of Shares	Short-Term Investments
	Money Market Investments (22.1%)
27,526,235	State Street Navigator Securities Lending Trust, 2.79% (3)	27,526,235

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (3.5%)
$2,129,997	State Street Bank & Trust Depository Reserve, 1.1%	$2,129,997
2,250,000	U.S. Treasury Bill, 1.384%, due 09/04/08 (1)	2,238,813
	Total Other Short-Term Investments (Cost: $4,369,218)	4,368,810
	Total Short-Term Investments (Cost: $31,895,453)	31,895,045
	Total Investments (Cost: $148,732,279) (120.3%)	150,197,039
	Liabilities in Excess of Other Assets (– 20.3%)	(25,375,670)
	Net Assets (100.0%)	$124,821,369

Notes to the Schedule of Investments:

AUD  -  Australian Dollar.

CAD  -  Canadian Dollar.

CHF  -  Swiss Franc.

EUR  -  Euro Currency.

GBP  -  British Pound.

I/F  -  Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

ILS  -  Israeli Shekel.

MXN  -  Mexican Peso.

PAC  -  Planned Amortization Class.

PLN  -  Polish Zloty.

REIT  -  Real Estate Investment Trust.

SEK  -  Swedish Krona.

TAC  -  Target Amortization Class.

USD  -  United States Dollar.

  (1)  Security partially or fully lent (Note 3).

  (2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $524,350 or 0.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US FIXED INCOME

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	0.1%
Airlines	0.0	(1)
Automotive	0.2
Banking	4.2
Beverages, Food & Tobacco	0.6
Building Materials	0.0	(1)
Chemicals	0.1
Coal	0.0	(1)
Commercial Services	0.6
Communications	0.0	(1)
Computer Integrated Systems Design	0.0	(1)
Computers & Information	0.1
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0	(1)
Electric Utilities	1.0
Electrical Equipment	0.0	(1)
Electronics	0.4
Entertainment & Leisure	0.3
Financial Services	10.9
Food Retailers	0.1
Forest Products & Paper	0.2
Healthcare Providers	0.1
Home Construction, Furnishings & Appliances	0.1
Household Products	0.1
Industrial—Diversified	0.0	(1)
Insurance	0.5
Lodging	0.0	(1)
Media—Broadcasting & Publishing	0.6
Medical Supplies	0.0	(1)
Metals	0.2
Miscellaneous	0.3
Oil & Gas	0.7
Pharmaceuticals	0.5
Prepackaged Software	0.0	(1)
Private Mortgage-Backed Securities	1.2
Radio Telephone Communications	0.2
Real Estate	0.3
Retailers	0.1
Sovereign Government	3.1
Telephone Communications, exc. Radio	0.3
Telephone Systems	0.4
Transportation	0.2
U.S. Government Agency Obligations	56.2
U.S. Government Obligations	10.7
Short-Term Investments	25.6
Total	120.3%

(1)  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Corporate Bonds	Value
	Aerospace & Defense (0.6% of Net Assets)
$500,000	L-3 Communications Corp., 6.375%, due 10/15/15	$496,250
	Airlines (0.8%)
650,000	CHC Helicopter Corp. (Canada), 7.375%, due 05/01/14	654,875
	Automotive (0.5%)
250,000	Ford Motor Co., 7.45%, due 07/16/31 (1)	186,250
300,000	General Motors Corp., 8.375%, due 07/15/33 (1)	226,500
	Total Automotive	412,750
	Banking (1.8%)
500,000	Ford Motor Credit Co., 7%, due 10/01/13	435,243
175,000	Ford Motor Credit Co., Floating Rate based on U.S. LIBOR + 4.45%, 7.163%, due 04/15/12	172,135
850,000	General Motors Acceptance Corp., 6.875%, due 09/15/11	714,021
150,000	GMAC LLC, 6%, due 12/15/11	120,017
	Total Banking	1,441,416
	Beverages, Food & Tobacco (0.5%)
150,000	Dole Foods Co., Inc., 8.75%, due 07/15/13 (1)	127,500
300,000	Smithfield Foods, Inc., 7.75%, due 07/01/17 (1)	298,125
	Total Beverages, Food & Tobacco	425,625
	Chemicals (3.1%)
500,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)(2)	405,000
350,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (2)	382,375
875,000	Nova Chemicals Corp., 7.863%, due 11/15/13	756,875
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14 (1)	196,000
450,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	391,500
350,000	Westlake Chemical Corp., 6.625%, due 01/15/16	308,000
	Total Chemicals	2,439,750
	Coal (1.2%)
50,000	Consol Energy, Inc., 7.875%, due 03/01/12	52,625
500,000	Massey Energy Co., 6.875%, due 12/15/13	498,750
350,000	Peabody Energy Corp., 6.875%, due 03/15/13	355,250
	Total Coal	906,625
	Commercial Services (5.9%)
375,000	Allied Waste North America, Inc., 6.375%, due 04/15/11 (1)	378,750
375,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	389,531
650,000	Aramark Services, Inc., 8.5%, due 02/01/15 (1)	676,000
500,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (2)	437,500
875,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16 (1)	767,813
200,000	Education Management LLC, 8.75%, due 06/01/14	178,750
300,000	Hertz Corp., 8.875%, due 01/01/14	301,500
500,000	IKON Office Solutions, Inc., (144A), 7.698%, due 01/01/12 (2)	501,250

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

April 30, 2008

Principal Amount	Corporate Bonds	Value
	Commercial Services (Continued)
$200,000	Inergy LP/Inergy Finance Corp., (144A), 8.25%, due 03/01/16 (2)	$205,500
750,000	Service Corporation International, 7.375%, due 10/01/14 (1)	772,500
	Total Commercial Services	4,609,094
	Computer Integrated Systems Design (0.5%)
450,000	Unisys Corp., 8%, due 10/15/12	410,625
	Data Processing & Preparation (0.6%)
500,000	First Data Corp., (144A), 9.875%, due 09/24/15 (1)(2)	455,000
	Electric Utilities (10.2%)
900,000	AES Corp., 7.75%, due 03/01/14 (1)	927,000
800,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	838,000
1,100,000	Edison Mission Energy, 7%, due 05/15/17	1,108,250
900,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (2)	945,000
650,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (2)	674,375
500,000	Mirant North America LLC, 7.375%, due 12/31/13	518,750
900,000	NRG Energy, Inc., 7.375%, due 02/01/16	929,250
850,000	Reliant Energy, Inc., 7.625%, due 06/15/14 (1)	887,187
1,100,000	Texas Competitive Electric Holdings Co., LLC, (144A), 10.25%, due 11/01/15 (2)	1,146,750
	Total Electric Utilities	7,974,562
	Electrical Equipment (0.9%)
650,000	Baldor Electric Co., 8.625%, due 02/15/17	663,000
	Electronics (3.6%)
725,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	712,312
500,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14 (1)	441,250
650,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14 (1)	643,500
275,000	Sanmina-SCI Corp., (144A), 5.55%, due 06/15/14 (2)	253,000
300,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	276,000
500,000	Sensata Technologies BV (Netherlands), 8%, due 05/01/14 (1)	475,000
	Total Electronics	2,801,062
	Entertainment & Leisure (3.2%)
550,000	Indianapolis Downs LLC/Indiana Downs & Capital Corp., (144A), 11%, due 11/01/12 (2)	497,750
525,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	414,750
350,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)(2)	316,313
675,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (2)	597,375
800,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (2)	704,000
	Total Entertainment & Leisure	2,530,188
	Financial Services (6.7%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	490,000
2,000,000	Dow Jones CDX, Series 9, Trust 1, (144A), 8.75%, due 12/29/12 (2)(3)	1,961,260
600,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	633,000
600,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	601,500

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value
	Financial Services (Continued)
$350,000	LVB Acquisition Merger Sub, Inc., (144A), 10%, due 10/15/17 (2)	$375,375
375,000	MCBC Holdings, Inc., (144A), 9.086%, due 10/15/14 (2)	318,750
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	346,250
500,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (2)	485,000
	Total Financial Services	5,211,135
	Forest Products & Paper (5.6%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11 (1)	191,250
500,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	338,750
400,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14 (1)	302,000
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (2)	299,250
500,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	528,750
675,000	Graphic Packaging International Corp., 9.5%, due 08/15/13 (1)	669,937
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	679,500
750,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (2)	705,000
175,000	Pliant Corp., 11.125%, due 09/01/09 (1)	143,500
525,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14 (1)	544,688
	Total Forest Products & Paper	4,402,625
	Healthcare Providers (3.9%)
750,000	Community Health Systems, Inc., 8.875%, due 07/15/15	778,125
775,000	HCA, Inc., 9.25%, due 11/15/16	832,156
700,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	714,000
500,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	500,000
225,000	US Oncology, Inc., 10.75%, due 08/15/14 (1)	229,500
	Total Healthcare Providers	3,053,781
	Home Construction, Furnishings & Appliances (2.1%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	510,250
650,000	KB Home, 7.25%, due 06/15/18	599,625
400,000	Standard Pacific Corp., 7%, due 08/15/15 (1)	300,000
300,000	William Lyon Homes, Inc., 10.75%, due 04/01/13 (1)	192,000
	Total Home Construction, Furnishings & Appliances	1,601,875
	Industrial—Diversified (0.5%)
500,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	406,250
	Insurance (1.0%)
750,000	Leucadia National Corp., 7%, due 08/15/13	748,125
	Lodging (1.1%)
500,000	M T R Gaming Group, Inc., 9%, due 06/01/12	396,250
500,000	MGM Mirage, Inc., 7.625%, due 01/15/17 (1)	456,250
	Total Lodging	852,500
	Media—Broadcasting & Publishing (6.5%)
825,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (2)	797,156
150,000	Charter Communications Holdings LLC, 11%, due 10/01/15 (1)	116,250

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

April 30, 2008

Principal Amount	Corporate Bonds	Value
	Media—Broadcasting & Publishing (Continued)
$600,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (2)	$577,500
425,000	CMP Susquehanna Corp., 9.875%, due 05/15/14	295,375
800,000	CSC Holdings, Inc., 7.625%, due 04/01/11	808,000
500,000	Dex Media, Inc., 8%, due 11/15/13	382,500
800,000	Echostar DBS Corp., 7%, due 10/01/13	798,000
650,000	Idearc, Inc., 8%, due 11/15/16	424,125
325,000	Mediacom Broadband LLC, 8.5%, due 10/15/15 (1)	299,000
775,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)(2)	561,875
	Total Media—Broadcasting & Publishing	5,059,781
	Medical Supplies (0.7%)
450,000	Advanced Medical Optics, Inc., 7.5%, due 05/01/17 (1)	409,500
100,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1)(2)	106,750
	Total Medical Supplies	516,250
	Metals (3.9%)
575,000	Belden, Inc., 7%, due 03/15/17	568,531
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	748,406
725,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	697,813
500,000	Novelis, Inc., (Canada), 7.25%, due 02/15/15	455,000
400,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	394,000
150,000	US Steel Corp., 7%, due 02/01/18	151,527
	Total Metals	3,015,277
	Oil & Gas (8.1%)
500,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	490,000
700,000	Chesapeake Energy Corp., 7%, due 08/15/14 (1)	715,750
625,000	Denbury Resources, Inc., 7.5%, due 12/15/15	645,312
1,500,000	El Paso Corp., 7.875%, due 06/15/12 (1)	1,580,625
500,000	Knight, Inc., 6.5%, due 09/01/12	503,750
425,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	439,875
400,000	Petrohawk Energy Corp., 9.125%, due 07/15/13	422,000
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	494,375
520,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	540,800
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	175,438
325,000	Williams Companies, Inc., 7.875%, due 09/01/21	355,875
	Total Oil & Gas	6,363,800
	Pharmaceuticals (0.9%)
800,000	Omnicare, Inc., 6.875%, due 12/15/15	728,000
	Prepackaged Software (0.4%)
300,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13 (1)	312,750
	Radio Telephone Communications (0.2%)
225,000	Nextel Communications, Inc., 7.375%, due 08/01/15	180,625

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value
	Real Estate (0.6%)
$450,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13 (1) (REIT)	$448,875
	Retailers (1.8%)
525,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	493,500
500,000	Harry & David Holdings, Inc., 9%, due 03/01/13	445,000
500,000	Rite Aid Corp., 7.5%, due 01/15/15	480,000
	Total Retailers	1,418,500
	Telephone Communications, exc. Radio (2.7%)
250,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	238,750
500,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14 (1)	497,500
150,000	Citizens Communications Co., 6.625%, due 03/15/15 (1)	141,375
250,000	Citizens Communications Co., 9%, due 08/15/31	231,250
1,000,000	Qwest Corp., 7.625%, due 06/15/15	1,002,500
	Total Telephone Communications, exc. Radio	2,111,375
	Telephone Systems (2.1%)
500,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	457,500
100,000	Qwest Corp., 8.875%, due 03/15/12	105,750
300,000	Sprint Capital Corp., 8.75%, due 03/15/32	267,510
750,000	Windstream Corp., 8.625%, due 08/01/16	788,438
	Total Telephone Systems	1,619,198
	Total Corporate Bonds (Cost: $66,528,637) (82.2%)	64,271,544
Number of Shares	Equity Securities
6,000	Chesapeake Energy Corp., Common Stock (Oil & Gas) (1)	310,200
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (1)(4)	185,600
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery) (1)	140,205
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (2)(4)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (4)	145,530
1,318	M T R Gaming Group, Inc., Common Stock (Lodging) (1)(4)	8,079
4	Pliant Corp., Common Stock (Forest Products & Paper) (4)	—
5,500	Rogers Communications, Inc., Class B, Common Stock (Radio Telephone Communications)	245,410
	Total Equity Securities (Cost: $1,198,077) (1.3%)	1,035,024
	Short-Term Investments
	Money Market Investments (17.3%)
13,566,925	State Street Navigator Securities Lending Trust, 2.79% (5)	13,566,925

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

April 30, 2008

Principal Amount	Short-Term Investments	Value
	Other Short-Term Investments (6.4%)
$5,009,412	State Street Bank & Trust Depository Reserve, 1.1%	$5,009,412
	Total Short-Term Investments (Cost: $18,576,337) (23.7%)	18,576,337
	Total Investments (Cost: $86,303,051) (107.2%)	83,882,905
	Liabilities in Excess of Other Assets (– 7.2%)	(5,659,309)
	Net Assets (100.0%)	$78,223,596

Notes to the Schedule of Investments:

REIT   -   Real Estate Investment Trust.

  (1)  Security partially or fully lent (Note 3).

  (2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $13,709,104 or 17.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

  (3)  Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.

  (4)  Non-income producing security.

  (5)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US FIXED INCOME

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	0.6%
Airlines	0.8
Automotive	0.5
Banking	1.8
Beverages, Food & Tobacco	0.5
Chemicals	3.1
Coal	1.2
Commercial Services	5.9
Computer Integrated Systems Design	0.5
Data Processing & Preparation	0.6
Electric Utilities	10.2
Electrical Equipment	0.9
Electronics	3.6
Entertainment & Leisure	3.2
Financial Services	6.7
Forest Products & Paper	5.6
Healthcare Providers	3.9
Heavy Machinery	0.2
Home Construction, Furnishings & Appliances	2.1
Industrial—Diversified	0.5
Insurance	1.0
Lodging	1.1
Media—Broadcasting & Publishing	6.5
Medical Supplies	0.7
Metals	3.9
Oil & Gas	8.5
Pharmaceuticals	0.9
Prepackaged Software	0.4
Radio Telephone Communications	0.5
Real Estate	0.6
Retailers	1.8
Telephone Communications, exc. Radio	3.1
Telephone Systems	2.1
Short-Term Investments	23.7
Total	107.2%

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (65.8% of Net Assets)
$3,014,553	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 6.17%, due 08/25/34	$2,987,092
3,644,009	Countrywide Alternative Loan Trust (05-76-1A1), 5.556%, due 01/25/36	3,024,527
1,092,776	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 5.75%, due 07/20/34	1,085,299
3,231,849	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	3,001,049
523,674	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 6.265%, due 11/25/32	521,287
2,655,760	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	2,527,532
25,640	Federal Home Loan Mortgage Corp. (2432-FH), 3.416%, due 03/15/32	25,332
258,009	Federal Home Loan Mortgage Corp. (2585-FD), 3.216%, due 12/15/32	251,798
2,063,010	Federal Home Loan Mortgage Corp. (2649-PF), 3.116%, due 06/15/33 (PAC)	1,990,065
1,800,278	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	1,822,429
515,346	Federal Home Loan Mortgage Corp. (3063-FJ), 3.276%, due 05/15/33	514,221
2,848,049	Federal Home Loan Mortgage Corp. (3070-FT), 3.066%, due 11/15/35	2,739,168
2,685,025	Federal Home Loan Mortgage Corp. (3114-PF), 3.116%, due 02/15/36	2,605,160
3,279,728	Federal Home Loan Mortgage Corp. (3170-FM), 3.066%, due 09/15/33 (TAC)	3,116,998
2,508,049	Federal Home Loan Mortgage Corp. Strip (237-F22), 3.066%, due 05/15/36	2,433,679
2,589,899	Federal Home Loan Mortgage Corp. Strip (244-F14), 3.116%, due 12/15/36	2,475,451
2,475,488	Federal National Mortgage Association (03-64-FN), 3.345%, due 07/25/33	2,384,350
2,314,205	Federal National Mortgage Association (06-30-KF), 3.335%, due 05/25/36	2,244,706
938,788	Federal National Mortgage Association (06-74-GF), 3.395%, due 08/25/36 (TAC)	932,865
4,482,852	Federal National Mortgage Association (07-88-FY), 3.355%, due 09/25/37	4,426,645
1,264,847	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 3.395%, due 06/25/34	1,231,775
257,290	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 3.345%, due 12/25/33	249,343
3,281,986	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.52%, due 05/01/36	3,160,077
1,682,625	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 5.476%, due 10/25/45	1,261,969
4,311,645	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 6.076%, due 03/25/36	3,485,534
1,776,770	Harborview Mortgage Loan Trust (05-4-2A), 5.949%, due 07/19/35	1,671,545
2,050,848	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	1,915,696
2,527,962	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.622%, due 01/25/47	2,250,850
137,195	Residential Accredit Loans, Inc. (02-QS16-A2), 3.445%, due 10/25/17	133,536
2,031,347	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,848,517
2,689,876	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	2,318,088
1,535,364	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	1,456,502
4,390,229	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.251%, due 11/25/35	4,291,823
4,059,034	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	3,782,349
1,912,713	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,869,066
90,230	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 3.345%, due 03/25/33 (PAC)	87,914
	Total Collateralized Mortgage Obligations (Cost: $75,380,097)	72,124,237

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (29.1%)
$75,576	Federal Home Loan Mortgage Corp., Pool #1B1010, 6.939%, due 08/01/33	$76,351
1,735,980	Federal Home Loan Mortgage Corp., Pool #1L0090, 6.131%, due 06/01/35	1,743,134
350,356	Federal Home Loan Mortgage Corp., Pool #310005, 7.194%, due 11/01/19	356,217
134,015	Federal Home Loan Mortgage Corp., Pool #610967, 6.521%, due 04/01/28	136,164
485,391	Federal Home Loan Mortgage Corp., Pool #780721, 7.115%, due 08/01/33	489,940
133,836	Federal Home Loan Mortgage Corp., Pool #780833, 6.56%, due 09/01/33	133,159
928,414	Federal Home Loan Mortgage Corp., Pool #781122, 6.641%, due 12/01/33	937,023
59,485	Federal Home Loan Mortgage Corp., Pool #789924, 6.844%, due 11/01/32	59,931
1,968,997	Federal Home Loan Mortgage Corp., Pool #847342, 6.581%, due 05/01/34	1,984,686
72,354	Federal National Mortgage Association, Pool #392536, 7.7%, due 08/01/27	72,483
143,008	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	151,642
30,782	Federal National Mortgage Association, Pool #661691, 6.657%, due 10/01/32	30,864
458,665	Federal National Mortgage Association, Pool #711014, 7.184%, due 10/01/33	464,962
151,128	Federal National Mortgage Association, Pool #725886, 6.109%, due 05/01/34	152,545
703,256	Federal National Mortgage Association, Pool #735084, 6.685%, due 02/01/34	712,650
235,945	Federal National Mortgage Association, Pool #735524, 6.793%, due 02/01/35	238,265
817,211	Federal National Mortgage Association, Pool #735542, 6.24%, due 11/01/34	820,330
1,018,760	Federal National Mortgage Association, Pool #770222, 4.619%, due 04/01/34	1,026,795
2,553,590	Federal National Mortgage Association, Pool #773853, 5.382%, due 04/01/34	2,571,231
255,378	Federal National Mortgage Association, Pool #786884, 6.693%, due 08/01/34	254,444
945,371	Federal National Mortgage Association, Pool #793031, 6.397%, due 07/01/34	943,516
818,806	Federal National Mortgage Association, Pool #804017, 6.068%, due 12/01/34	822,263
601,727	Federal National Mortgage Association, Pool #821159, 6.598%, due 05/01/35	613,873
1,966,741	Federal National Mortgage Association, Pool #821542, 4.525%, due 05/01/35	1,976,764
456,430	Federal National Mortgage Association, Pool #821915, 6.659%, due 06/01/35	456,536
470,935	Federal National Mortgage Association, Pool #822073, 6.598%, due 07/01/35	469,640
293,183	Federal National Mortgage Association, Pool #826239, 6.533%, due 07/01/35	293,768
144,729	Federal National Mortgage Association, Pool #830581, 6.899%, due 05/01/35	143,061
493,926	Federal National Mortgage Association, Pool #832721, 6.85%, due 09/01/35	495,753
592,635	Federal National Mortgage Association, Pool #841970, 6.927%, due 10/01/33	597,228
3,171,596	Federal National Mortgage Association, Pool #845565, 4.951%, due 01/01/36	3,196,842
1,151,213	Federal National Mortgage Association, Pool #851282, 6.15%, due 11/01/35	1,148,944
3,845,588	Federal National Mortgage Association, Pool #952235, 7%, due 11/01/37	4,060,557
264,716	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	275,636
63,423	Government National Mortgage Association II, Pool #80022, 5.125%, due 12/20/26	63,994
554,437	Government National Mortgage Association II, Pool #80546, 5%, due 10/20/31	556,867
76,062	Government National Mortgage Association II, Pool #80636, 5.625%, due 09/20/32	76,204
369,062	Government National Mortgage Association II, Pool #80734, 5.625%, due 09/20/33	371,951
11,187	Government National Mortgage Association II, Pool #80747, 5.125%, due 10/20/33	11,242
59,655	Government National Mortgage Association II, Pool #80757, 5.625%, due 10/20/33	60,122
135,250	Government National Mortgage Association II, Pool #80764, 5.125%, due 11/20/33	135,910
142,945	Government National Mortgage Association II, Pool #80766, 5.125%, due 11/20/33	143,643
422,512	Government National Mortgage Association II, Pool #80797, 6%, due 01/20/34	425,072
1,775,841	Government National Mortgage Association II, Pool #80848, 6.5%, due 03/20/34	1,799,749

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$172,053	Government National Mortgage Association II, Pool #80869, 6.5%, due 04/20/34	$175,460
159,190	Government National Mortgage Association II, Pool #80937, 6.5%, due 06/20/34	161,229
	Total U.S. Government Agency Obligations (Cost: $31,725,462)	31,888,640
	Total Fixed Income Securities (Cost: $107,105,559) (94.9%)	104,012,877
	Short-Term Investments
930,000	American Express Credit Corp., 2.4%, due 05/28/08 (Commerical Paper)	928,326
960,000	American General Finance Corp., 2.5%, due 05/07/08 (Commercial Paper)	959,600
2,600,000	JPMorgan Chase & Co., 2.3%, due 05/05/08 (Commercial Paper)	2,599,336
386,874	State Street Bank & Trust Depository Reserve, 1.1%	386,874
350,000	UBS AG, 2.72%, due 05/01/08 (Commercial Paper)	350,000
	Total Short-Term Investments (Cost: $5,224,136) (4.7%)	5,224,136
	Total Investments (Cost: $112,329,695) (99.6%)	109,237,013
	Excess of Other Assets over Liabilities (0.4%)	385,599
	Net Assets (100.0%)	$109,622,612

Notes to the Schedule of Investments:

PAC  -   Planned Amortization Class.

TAC  -   Target Amortization Class.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Banking	40.3%
U.S. Government Agency Obligations	54.6
Short-Term Investments	4.7
Total	99.6%

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (84.4% of Net Assets)
$21,193,977	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$20,416,019
20,917,472	Adjustable Rate Mortgage Trust (05-12-2A1), 5.675%, due 03/25/36	17,401,167
18,118,879	American Home Mortgage Assets (05-2-2A1A), 6.474%, due 01/25/36	15,054,279
4,971,938	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 6.637%, due 02/25/35	4,433,744
19,902,769	Bear Stearns Alt-A (06-3-23A1), 6.142%, due 05/25/36	16,354,931
8,008,780	Bear Stearns Alt-A (06-8-1A1), 3.055%, due 06/25/46	6,684,150
19,496,335	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36	16,766,848
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 3.045%, due 12/25/36	13,729,976
2,459,148	Countrywide Alternative Loan Trust (05-27-1A2), 5.476%, due 08/25/35	1,918,136
14,576,035	Countrywide Alternative Loan Trust (05-76-1A1), 5.556%, due 01/25/36	12,098,109
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	10,411,686
14,018,248	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	11,213,142
17,457,277	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	16,624,842
8,930,840	Countrywide Home Loan Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	8,665,098
3,469,533	Countrywide Home Loan Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	3,409,989
13,983,114	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 5.927%, due 03/25/36	11,755,828
1,916,235	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,843,179
25,793,050	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	22,112,087
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37	19,344,427
24,722,907	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	22,745,075
19,918,203	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	18,956,491
6,869	Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09	6,913
1,657,856	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,729,409
50,709	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	52,114
1,597,263	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,638,102
638,694	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	669,576
2,913,218	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,983,544
6,203,680	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	6,554,776
5,384,532	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,397,894
9,235,330	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	9,178,402
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,763,942
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	6,803,729
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 7.353%, due 07/15/33 (I/F) (TAC)	403,655
4,991,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	4,761,874
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 5.633%, due 09/15/33 (I/F)	2,734,615
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	6,740,479
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	16,335,487
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 4.926%, due 11/15/33 (I/F)	2,135,217

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$8,798,253	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	$8,533,671
10,416,579	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	10,280,940
9,451,844	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	9,233,239
3,372,948	Federal Home Loan Mortgage Corp. (2801-PS), 1.822%, due 05/15/34 (I/F)	2,201,713
12,528,161	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	12,428,953
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	9,991,936
5,742,230	Federal Home Loan Mortgage Corp. (2893-PO), 0%, due 11/15/34 (P/O)	3,441,334
4,499,619	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	3,732,533
11,809,514	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	11,592,644
14,369,550	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,266,894
9,061,458	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	9,071,953
3,469,165	Federal Home Loan Mortgage Corp. (2991-SH), 9.585%, due 07/15/33 (I/F)	3,344,625
6,560,347	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	6,567,251
12,197,190	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	11,629,559
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	9,886,830
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 6.168%, due 10/15/35 (I/F)	3,647,231
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	8,773,139
16,245,135	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	16,036,302
24,894,198	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	21,139,526
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	7,805,400
19,473,729	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	19,652,918
19,951,918	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	20,122,093
37,794,362	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	37,860,578
19,029,905	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	17,386,288
2,798,359	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	2,865,525
6,761,514	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	6,531,932
8,789,967	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	8,798,686
5,000,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	4,814,968
11,536,117	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	11,336,638
2,395,498	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	2,379,092
7,951,052	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	7,747,545
1,589,139	Federal National Mortgage Association (04-19-SP), 5.728%, due 06/25/33 (I/F)	1,343,972
3,141,408	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,049,957
3,905,872	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	3,910,180
9,716,507	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	9,722,384
10,567,130	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	10,558,550
4,739,683	Federal National Mortgage Association (04-52-SW), 4.205%, due 07/25/34 (I/F) (I/O)	360,024
16,074,427	Federal National Mortgage Association (04-58-SU), 5.116%, due 04/25/34 (I/F)	11,946,096
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,404,123
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	7,644,462
9,513,229	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	9,513,467
14,112,615	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	13,221,362
14,355,031	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	14,154,459
11,175,466	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	10,660,628
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)	8,857,005

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$6,108,058	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	$6,001,922
12,203,794	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	11,606,300
10,612,497	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	10,060,713
15,911,534	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	15,603,326
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	17,307,364
8,965,704	Federal National Mortgage Association (07-88-FY), 3.355%, due 09/25/37	8,853,290
23,660,732	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	22,285,826
694,930	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	732,705
4,153,177	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,412,822
1,268,572	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,317,567
249,372	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	262,146
52,273	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31	52,254
1,693,591	Government National Mortgage Association (02-41-SB), 3.2%, due 06/20/32 (I/F) (I/O)	120,596
4,130,987	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	4,234,417
2,201,832	Government National Mortgage Association (02-76-SG), 4.887%, due 10/16/29 (I/F) (I/O)	233,680
4,921,195	Government National Mortgage Association (03-42-SH), 3.75%, due 05/20/33 (I/F) (I/O)	339,183
9,301,366	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	9,237,022
2,327,199	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,925,394
9,023,460	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	9,052,357
9,312,765	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	9,011,853
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36	18,571,189
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	15,453,792
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	15,242,900
4,434,881	Harborview Mortgage Loan Trust (04-10-3A1A), 6.887%, due 01/19/35	4,218,963
16,722,079	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 6.336%, due 08/25/36	13,776,336
20,656,696	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 6.347%, due 05/25/37	17,274,203
20,508,483	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	19,156,966
18,429,843	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.938%, due 03/25/37	14,585,901
19,910,565	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.165%, due 03/25/37	16,555,846
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	24,573,599
8,622,067	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,081,297
16,256,626	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	14,504,751
3,035,874	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,952,487
22,848,834	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.855%, due 03/25/36	19,006,737
39,500,000	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	33,445,033
18,082,379	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	15,225,038
7,725,860	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,976,073
22,415,637	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	19,317,404
15,058,466	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	14,251,359
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	24,841,404

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Collateralized Mortgage Obligations (Continued)
$28,014,246	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.146%, due 01/25/36	$23,296,955
14,398,824	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	12,411,115
2,661,370	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,634,840
8,118,068	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	7,564,697
236,243	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	228,438
23,082,389	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.109%, due 03/25/36	21,748,786
	Total Collateralized Mortgage Obligations (Cost: $1,295,973,189)	1,301,824,382
	U.S. Government Agency Obligations (9.8%)
3,107,885	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.714%, due 11/01/34	3,113,013
22,269	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	22,869
289,870	Federal Home Loan Mortgage Corp., Pool #755363, 7.225%, due 09/01/30	297,390
208,198	Federal Home Loan Mortgage Corp., Pool #789924, 6.847%, due 11/01/32	209,760
9,124	Federal Home Loan Mortgage Corp., Pool #846317, 6.966%, due 08/01/26	9,127
79,380	Federal Home Loan Mortgage Corp., Pool #846510, 6.918%, due 04/01/25	82,063
154,819	Federal Home Loan Mortgage Corp., Pool #846732, 7.033%, due 01/01/30	156,179
142,476	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	143,758
143,483	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	144,774
317,831	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	320,691
252,088	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	254,356
734,436	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	762,804
2,977,528	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,928,399
16,859,218	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	17,172,167
16,338,914	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	16,189,822
110,980	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	115,904
4,349,502	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,339,693
70,935	Federal National Mortgage Association, Pool #124410, 6.609%, due 07/01/22	71,929
527,242	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	546,585
932,224	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	954,889
2,555,260	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,610,518
18,679,719	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	18,651,699
396	Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09	407
15,815	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	16,215
55,402	Federal National Mortgage Association, Pool #348025, 7.045%, due 06/01/26	55,245
447,642	Federal National Mortgage Association, Pool #655819, 6.857%, due 08/01/32	456,798
201,023	Federal National Mortgage Association, Pool #661856, 6.724%, due 10/01/32	206,738
3,203,310	Federal National Mortgage Association, Pool #671133, 5.199%, due 02/01/33	3,243,992
679,873	Federal National Mortgage Association, Pool #672272, 4.926%, due 12/01/32	684,095
1,974,450	Federal National Mortgage Association, Pool #676766, 4.724%, due 01/01/33	1,982,150
1,287,850	Federal National Mortgage Association, Pool #687847, 4.525%, due 02/01/33	1,289,820
3,525,526	Federal National Mortgage Association, Pool #692104, 5.082%, due 02/01/33	3,562,297
3,008,390	Federal National Mortgage Association, Pool #699866, 4.371%, due 04/01/33	3,005,583

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

April 30, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$1,870,447	Federal National Mortgage Association, Pool #704454, 4.257%, due 05/01/33	$1,865,952
1,606,725	Federal National Mortgage Association, Pool #708820, 4.592%, due 06/01/33	1,599,452
4,130,004	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	4,020,817
2,116,756	Federal National Mortgage Association, Pool #728824, 3.968%, due 07/01/33	2,101,433
4,331,717	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,369,890
16,073,529	Federal National Mortgage Association, Pool #745150, 4.5%, due 06/01/20	15,949,964
275,896	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	278,379
1,661,719	Federal National Mortgage Association, Pool #821915, 6.659%, due 06/01/35	1,662,105
14,666,727	Federal National Mortgage Association, Pool #838765, 5.199%, due 10/01/35	14,745,194
17,822,630	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	18,753,862
242,022	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	251,870
114,395	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	119,050
1,825,006	Government National Mortgage Association II, Pool #80963, 5.625%, due 07/20/34	1,839,279
	Total U.S. Government Agency Obligations (Cost: $149,689,051)	151,158,976
	U.S. Treasury Securities (0.0%)
112,000	Certificates Accrual Treasury Strips, 0%, due 08/15/08	111,428
	Total U.S. Treasury Securities (Cost: $109,810)	111,428
	Total Fixed Income Securities (Cost: $1,445,772,050) (94.2%)	1,453,094,786
	Short-Term Investments
2,000,000	BNP Paribas Finance, Inc., 2.4%, due 05/01/08 (Commercial Paper)	2,000,000
16,200,000	International Lease Financial Corp., 2.9%, due 05/16/08 (Commercial Paper)	16,180,425
27,800,000	JPMorgan Chase & Co., 2.3%, due 05/05/08 (Commercial Paper)	27,792,896
171,769	State Street Bank & Trust Depository Reserve, 1.1%	171,769
16,800,000	Toyota Motor Credit Corp., 2.27%, due 05/06/08 (Commercial Paper)	16,794,703
2,550,000	UBS AG, 2.72%, due 05/01/08 (Commercial Paper)	2,550,000
	Total Short-Term Investments (Cost: $65,489,793) (4.3%)	65,489,793
	Total Investments (Cost: $1,511,261,843) (98.5%)	1,518,584,579
	Excess of Other Assets over Liabilities (1.5%)	23,081,973
	Net Assets (100.0%)	$1,541,666,552

Notes to the Schedule of Investments:

I/F  -   Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

I/O  -   Interest Only Security.

PAC  -   Planned Amortization Class.

P/O  -   Principal Only Security.

TAC  -   Target Amortization Class.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Banking	36.4%
Private Mortgage-Backed Securities	6.3
U.S. Government Agency Obligations	51.5
U.S. Government Obligations	0.0 (1)
Short-Term Investments	4.3
Total	98.5%

(1)  Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Money Market Fund		TCW Core Fixed Income Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$2,379,653		$150,197	(2)	$83,883 (2)	$109,237	$1,518,585
Foreign Currency, at Value	—		1,805	(3)	—	—	—
Receivable for Securities Sold	—		959		1,407	230	89
Receivable for Fund Shares Sold	11,973		63		7,627	—	32,199
Interest and Dividends Receivable	4,550		951		1,581	442	6,098
Total Assets	2,396,176		153,975		94,498	109,909	1,556,971
LIABILITIES
Distributions Payable	3,446		26		72	1	904
Payable for Securities Purchased	37,141		1,335		2,484	193	11,803
Payable for Fund Shares Redeemed	213,366		116		36	—	1,796
Payables Upon Return of Securities Loaned	—		27,526		13,567	—	—
Disbursements in Excess of Available Cash	—		—		5	—	—
Accrued Directors' Fees and Expenses	4		4		4	4	4
Accrued Compliance Expense	—	(4)	—	(4)	1	— (4)	—	(4)
Accrued Management Fees	406		30		38	29	465
Accrued Distribution Fees	—		21		5	—	164
Other Accrued Expenses	221		96		62	59	168
Total Liabilities	254,584		29,154		16,274	286	15,304
NET ASSETS	$2,141,592		$124,821		$78,224	$109,623	$1,541,667
NET ASSETS CONSIST OF:
Paid-in Capital	$2,141,260		$122,197		$134,094	$112,887	$1,535,205
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments and Foreign Currency	—		802		(52,827)	(169)	(1,099)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	—		1,650		(2,420)	(3,093)	7,323
Undistributed (Distributions in Excess of) Net Investment Income	332		172		(623)	(2)	2	38
NET ASSETS	$2,141,592		$124,821		$78,224	$109,623	$1,541,667
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,141,592		$24,304		$51,699	$109,623	$707,361
N Class Share			$100,517		$26,525		$834,306
CAPITAL SHARES OUTSTANDING: (5)
I Class Share	2,141,591,927		2,448,443		8,104,798	11,898,454	73,566,711
N Class Share			10,013,552		4,137,492		83,645,304
NET ASSET VALUE PER SHARE: (6)
I Class Share	$1.00		$9.93		$6.38	$9.21	$9.62
N Class Share			$10.04		$6.41		$9.97

(1)  The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2008 was $2,379,653, $148,732, $86,303, $112,330 and $1,511,262, respectively.

(2)  The market value of securities lent for the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund at April 30, 2008 was $26,974 and $13,279, respectively.

(3)  The identified cost for the TCW Core Fixed Income Fund at April 30, 2008 was $1,621.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Represents offering price and redemption price per share.

(6)  The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$25,732	$3,301		$2,713	$2,935	$32,299
Dividends	—	—		3 (1)	—	—
Net Security Lending Income	—	114	(2)	69 (2)	—	—
Total	25,732	3,415		2,785	2,935	32,299
Expenses:
Management Fees	1,758	261		243	279	2,964
Accounting Services Fees	50	10		9	7	52
Administration Fees	80	32		19	16	87
Transfer Agent Fees:
I Class	7	5		9	4	48
N Class	—	6		7	—	51
Custodian Fees	14	10		6	6	12
Professional Fees	17	17		15	16	28
Directors' Fees and Expenses	7	7		7	7	7
Registration Fees:
I Class	16	11		11	6	34
N Class	—	7		8	—	11
Distribution Fees:
N Class	—	133		24	—	716
Compliance Expense	5	1		2	1	7
Other	46	10		13	7	60
Total	2,000	510		373	349	4,077
Less Expenses Borne by Investment Advisor:
I Class	—	28		—	104	396
N Class	—	47		17	—	280
Net Expenses	2,000	435		356	245	3,401
Net Investment Income	23,732	2,980		2,429	2,690	28,898
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	—	1,747		(2,739)	(7)	71
Foreign Currency	—	186		—	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	626		(875)	(2,896)	(1,369)
Foreign Currency	—	77		—	—	—
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	—	2,636		(3,614)	(2,903)	(1,298)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,732	$5,616		$(1,185)	$(213)	$27,600

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW High Yield Bond Fund was less than $1 (in thousands).

(2)  Net of broker fees.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$23,732	$32,615	$2,980	$5,188
Net Realized Gain on Investments and Foreign Currency Transactions	—	—	1,933	332
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	703	939
Increase in Net Assets Resulting from Operations	23,732	32,615	5,616	6,459
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(23,732)	(32,615)	(589)	(1,489)
N Class	—	—	(2,506)	(4,122)
Total Distributions to Shareholders	(23,732)	(32,615)	(3,095)	(5,611)
NET CAPITAL SHARE TRANSACTIONS
I Class	1,470,164	106,512	(5,136)	(7,644)
N Class	—	—	(16,429)	96,362
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,470,164	106,512	(21,565)	88,718
Increase (Decrease) in Net Assets	1,470,164	106,512	(19,044)	89,566
NET ASSETS
Beginning of Period	671,428	564,916	143,865	54,299
End of Period	$2,141,592	$671,428	$124,821	$143,865
Undistributed Net Investment Income	$332	$332	$172	$287

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW High Yield Bond Fund		TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$2,429	$9,054	$2,690	$5,406	$28,898	$33,898
Net Realized Gain (Loss) on Investments	(2,739)	1,355	(7)	—	71	(474)
Change in Unrealized Appreciation (Depreciation) on Investments	(875)	(1,155)	(2,896)	(62)	(1,369)	9,066
Increase (Decrease) in Net Assets Resulting from Operations	(1,185)	9,254	(213)	5,344	27,600	42,490
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,914)	(6,398)	(2,761)	(5,324)	(15,556)	(23,601)
N Class	(815)	(2,988)	—	—	(13,518)	(11,349)
Total Distributions to Shareholders	(2,729)	(9,386)	(2,761)	(5,324)	(29,074)	(34,950)
NET CAPITAL SHARE TRANSACTIONS
I Class	(2,180)	(52,293)	(1,584)	5,556	125,102	222,734
N Class	5,337	(28,079)	—	—	483,250	148,488
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	3,157	(80,372)	(1,584)	5,556	608,352	371,222
Increase (Decrease) in Net Assets	(757)	(80,504)	(4,558)	5,576	606,878	378,762
NET ASSETS
Beginning of Period	78,981	159,485	114,181	108,605	934,789	556,027
End of Period	$78,224	$78,981	$109,623	$114,181	$1,541,667	$934,789
Undistributed (Distributions in Excess of) Net Investment Income	$(623)	$(323)	$(2)	$69	$238	$414

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements	April 30, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 26 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as "junk" bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody's or AA or higher by S&P.

The TCW Core Fixed Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value.

Other short-term debt securities, other than those held by the TCW Money Market Fund, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves

US FIXED INCOME

TCW Funds, Inc.

April 30, 2008

a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the six months ended April 30, 2008.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2008.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2008.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Security Lending

The Fund listed below has outstanding securities on loan at April 30, 2008. The loans were collateralized with cash which was invested in a money market fund. Income from this investment, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Core Fixed Income Fund	$26,974	$27,526
TCW High Yield Bond Fund	13,279	13,567

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$2,663	$1,024	$635	$44,425
Unrealized (Depreciation)	(1,258)	(3,747)	(3,728)	(37,102)
Net Unrealized Appreciation (Depreciation)	$1,405	$(2,723)	$(3,093)	$7,323
Cost of Investments for Federal Income Tax Purposes	$148,792	$86,606	$112,330	$1,511,262

US FIXED INCOME

TCW Funds, Inc.

April 30, 2008

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN No. 48"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109, during the six months ended April 30, 2008. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Funds, as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits nor recognized any interest and penalties related to unrecognized tax benefits.

The Funds are subject to examination by U.S. federal and state tax authorities for returns filed after 2004 and 2003, respectively.

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%
TCW Core Fixed Income Fund	0.40%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50	% *
TCW Total Return Bond Fund	0.50%

*  The Advisor waived 0.15% of the management fee for the period ended April 30, 2008.

In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses of each share class are limited as follows based on average daily net assets for that class:

TCW Money Market Fund I Class	0.40%
TCW Core Fixed Income Fund I Class	0.44%
N Class	0.78%
TCW High Yield Bond Fund I Class	1.20	% (1)
N Class	1.20	% (1)
TCW Short Term Bond Fund I Class	0.44%
TCW Total Return Bond Fund I Class	0.44%
N Class	0.74%

(1)  Average expense ratio for high yield funds as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2008.

These expense limitations are voluntary and are terminable on a six months notice.

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 6 — Distribution Plan

TCW Funds Distributor ("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2008, were as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Purchases at Cost	$14,091	$36,324	$11,895	$475,453
Sales or Maturity Proceeds	$4,411	$43,079	$4	$335
U.S. Government Purchases at Cost	$36,735	$5,512	$3	$200,737
U.S. Government Sales or Maturity Proceeds	$59,303	$6,214	$42	$1,794

Note 8 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Money Market Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	8,555,817,308	$8,555,817	6,079,799,727	$6,079,800
Shares Issued upon Reinvestment of Dividends	4,657,371	4,658	14,971,496	14,971
Shares Redeemed	(7,090,311,120)	(7,090,311)	(5,988,258,818)	(5,988,259)
Net Increase	1,470,163,559	$1,470,164	106,512,405	$106,512
TCW Core Fixed Income Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	560,417	$5,567	522,882	$5,058
Shares Issued upon Reinvestment of Dividends	55,394	550	127,205	1,229
Shares Redeemed	(1,139,695)	(11,253)	(1,438,784)	(13,931)
Net Decrease	(523,884)	$(5,136)	(788,697)	$(7,644)

US FIXED INCOME

TCW Funds, Inc.

April 30, 2008

TCW Core Fixed Income Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	479,826	$4,829	9,678,612	$94,886
Shares Issued upon Reinvestment of Dividends	297,752	2,993	378,676	3,692
Shares Redeemed	(2,414,164)	(24,251)	(227,555)	(2,216)
Net Increase (Decrease)	(1,636,586)	$(16,429)	9,829,733	$96,362
TCW High Yield Bond Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,107,419	$32,900	4,761,199	$32,865
Shares Issued upon Reinvestment of Dividends	278,385	1,791	779,472	5,379
Shares Redeemed	(5,712,974)	(36,871)	(13,037,209)	(90,537)
Net Decrease	(327,170)	$(2,180)	(7,496,538)	$(52,293)
TCW High Yield Bond Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,219,312	$14,160	4,535,662	$31,654
Shares Issued upon Reinvestment of Dividends	156,450	1,012	434,996	3,029
Shares Redeemed	(1,506,181)	(9,835)	(8,992,892)	(62,762)
Net Increase (Decrease)	869,581	$5,337	(4,022,234)	$(28,079)
TCW Short Term Bond Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	145,102	$1,378	219,418	$2,086
Shares Issued upon Reinvestment of Dividends	345,975	3,240	543,126	5,152
Shares Redeemed	(655,599)	(6,202)	(176,777)	(1,682)
Net Increase (Decrease)	(164,522)	$(1,584)	585,767	$5,556
TCW Total Return Bond Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	24,380,542	$237,089	31,973,367	$302,791
Shares Issued upon Reinvestment of Dividends	1,543,504	14,071	2,103,008	19,896
Shares Redeemed	(13,088,173)	(126,058)	(10,568,451)	(99,953)
Net Increase	12,835,873	$125,102	23,507,924	$222,734

US FIXED INCOME

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	51,946,836	$525,368	24,080,064	$236,405
Shares Issued upon Reinvestment of Dividends	1,452,472	14,541	1,079,872	10,572
Shares Redeemed	(5,626,723)	(56,659)	(10,035,288)	(98,489)
Net Increase	47,772,585	$483,250	15,124,648	$148,488

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at April 30, 2008.

Note 10 — Contingencies

In July 2004, a committee representing asbestos claimants (the "Committee") in the bankruptcy of G-I Holdings, Inc., filed suit against Building Material Corporation of America ("BMCA"), certain of its current and former bondholders and others (the "Complaint"). On March 24, 2006, the Complaint was amended to name additional bondholder defendants including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the "Funds") and other accounts and funds managed by TCW or its affiliates. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to BMCA, a wholly-owned subsidiary, in 1994. BMCA subsequently issued notes, of which the Funds and others are alleged to be current or former holders. The face amount of the bonds held by the Funds during the periods covered by this litigation varied, but the greatest amount at any one time was $2,775,000 for the TCW High Yield Bond Fund and $55,000 for the TCW Core Fixed Income Fund.

The Complaint alleges that in 2000, more than two hundred bondholders, including the Funds, were granted a second lien on the assets of BMCA in exchange for their consent to a refinancing. The Complaint seeks to invalidate the bondholders' lien and/or recover the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision authorizing the adversary proceeding and remanded the matter to the Bankruptcy Court. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the bondholders. On March 22, 2007, a stay of all proceedings was entered at the request of the Committee and G-I Holdings, Inc., but that stay terminated on February 1, 2008. However, another stay of the adversary proceedings against the bondholders remains in effect, pending the outcome of the remanded matters in the Bankruptcy Court. Those matters were reinstated on March 3, 2008 and a briefing schedule was established on May 16, 2008.

Nothing in the Complaint in this litigation alleges that any improper activity took place in the Funds. It is possible that these matters could lead to a decrease in the market value of the shares or other adverse consequences to the Funds. However, TCW believes that these matters are not likely to have a material adverse effect on the Funds or on TCW's ability to perform its investment advisory services relating to the Funds. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated. The information provided is as of the date of this report.

Note 11 — Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and will be implemented in the future financial reports.

TCW Money Market Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (1)	0.0170		0.0497	0.0447	0.0252	0.0091	0.0100
Less Distributions:
Distributions from Net Investment Income	(0.0170)		(0.0497)	(0.0447)	(0.0252)	(0.0091)	(0.0100)
Net Asset Value per Share, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.79	% (2)	5.09%	4.56%	2.53%	0.91%	1.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,141,592		$671,428	$564,916	$605,886	$513,590	$379,079
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.29	% (3)	0.33%	0.32%	0.34%	0.35%	0.37%
After Expense Reimbursement	N/A		N/A	N/A	N/A	N/A	0.37	% (4)
Ratio of Net Investment Income to Average Net Assets	3.40	% (3)	4.97%	4.45%	2.52%	0.91%	1.00%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  Effect of waiver is less than 0.01%.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$9.76		$9.70	$9.69	$10.17	$10.00	$9.67
Income from Investment Operations:
Net Investment Income (1)	0.24		0.42	0.38	0.39	0.43	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.18		0.10	0.07	(0.36)	0.21	0.38
Total from Investment Operations	0.42		0.52	0.45	0.03	0.64	0.84
Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.46)	(0.44)	(0.51)	(0.47)	(0.51)
Net Asset Value per Share, End of Period	$9.93		$9.76	$9.70	$9.69	$10.17	$10.00
Total Return	4.30	% (2)	5.46%	4.74%	0.26%	6.57%	8.82%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,304		$29,005	$36,478	$43,945	$42,674	$49,770
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.67	% (3)	0.67%	0.79%	0.81%	0.81%	0.84%
After Expense Reimbursement	0.44	% (3)	0.50%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.79%		4.38%	3.95%	3.90%	4.23%	4.65%
Portfolio Turnover Rate	40.91	% (2)	76.69%	90.58%	97.60%	73.55%	127.30%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$9.86		$9.79	$9.78	$10.25	$10.08	$9.73
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.40	0.36	0.37	0.43	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.19		0.09	0.06	(0.36)	0.18	0.40
Total from Investment Operations	0.42		0.49	0.42	0.01	0.61	0.83
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.42)	(0.41)	(0.48)	(0.44)	(0.48)
Net Asset Value per Share, End of Period	$10.04		$9.86	$9.79	$9.78	$10.25	$10.08
Total Return	4.27	% (2)	5.17%	4.44%	0.01%	6.19%	8.69%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$100,517		$114,860	$17,821	$17,432	$16,633	$15,356
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.81	% (3)	0.82%	1.08%	1.10%	1.10%	1.06%
After Expense Reimbursement	0.72	% (3)	0.76%	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.51%		4.10%	3.67%	3.61%	4.23%	4.29%
Portfolio Turnover Rate	40.91	% (2)	76.69%	90.58%	97.60%	73.55%	127.30%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$6.74		$6.85	$6.83	$7.26	$7.03	$6.17
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.49	0.49	0.52	0.54	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)		(0.07)	0.06	(0.39)	0.26	0.88
Total from Investment Operations	(0.09)		0.42	0.55	0.13	0.80	1.46
Less Distributions:
Distributions from Net Investment Income	(0.27)		(0.53)	(0.53)	(0.56)	(0.57)	(0.60)
Net Asset Value per Share, End of Period	$6.38		$6.74	$6.85	$6.83	$7.26	$7.03
Total Return	(1.27	)%(2)	6.27%	8.41%	1.74%	11.77%	24.53%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$51,699		$56,835	$109,167	$146,266	$259,228	$285,435
Ratio of Expenses to Average Net Assets	1.05	% (3)	0.93%	0.91%	0.88%	0.90%	0.89%
Ratio of Net Investment Income to Average Net Assets	7.52	% (3)	7.00%	7.18%	7.26%	7.56%	8.67%
Portfolio Turnover Rate	66.63	% (2)	91.99%	87.48%	97.52%	99.77%	146.65%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$6.78		$6.90	$6.87	$7.30	$7.09	$6.21
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.47	0.49	0.52	0.55	0.56
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)		(0.07)	0.05	(0.43)	0.23	0.89
Total from Investment Operations	(0.10)		0.40	0.54	0.09	0.78	1.45
Less Distributions:
Distributions from Net Investment Income	(0.27)		(0.52)	(0.51)	(0.52)	(0.57)	(0.57)
Net Asset Value per Share, End of Period	$6.41		$6.78	$6.90	$6.87	$7.30	$7.09
Total Return	(1.41	)%(2)	5.96%	8.15%	1.21%	11.42%	24.08%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,525		$22,146	$50,318	$40,862	$53,551	$70,305
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.37	% (3)	1.20%	1.20%	1.25%	1.32%	1.33%
After Expense Reimbursement	1.20	% (3)	N/A	N/A	1.24%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets	7.43	% (3)	6.71%	7.18%	7.25%	7.56%	8.15%
Portfolio Turnover Rate	66.63	% (2)	91.99%	87.48%	97.52%	99.77%	146.65%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006		2005	2004	2003
Net Asset Value per Share, Beginning of Period	$9.47		$9.46	$9.44		$9.53	$9.50	$9.69
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.46	0.35		0.26	0.19	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		—	0.03		(0.11)	0.02	(0.07)
Total from Investment Operations	(0.03)		0.46	0.38		0.15	0.21	0.12
Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.45)	(0.36)		(0.24)	(0.18)	(0.31)
Net Asset Value per Share, End of Period	$9.21		$9.47	$9.46		$9.44	$9.53	$9.50
Total Return	(0.30	)%(2)	4.95%	4.08%		1.55%	2.26%	1.27%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,623		$114,181	$108,605		$71,969	$17,509	$18,918
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.63	% (3)	0.63%	0.66%		0.80%	1.10%	1.20%
After Expense Reimbursement	0.44	% (3)	0.44%	0.49%		0.65%	0.95%	1.00%
Ratio of Total Expenses to Average Net Assets	N/A		N/A	0.51	% (4)	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.84	% (3)	4.80%	3.74%		2.76%	1.98%	1.93%
Portfolio Turnover Rate	0.05	% (2)	43.18%	42.09%		38.30%	44.05%	91.01%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  Includes interest expense on reverse repurchase agreement.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$9.55		$9.47	$9.40	$9.64	$9.57	$9.95
Income from Investment Operations:
Net Investment Income (1)	0.24		0.48	0.46	0.49	0.45	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.09	0.06	(0.26)	0.11	(0.26)
Total from Investment Operations	0.31		0.57	0.52	0.23	0.56	0.31
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.49)	(0.45)	(0.47)	(0.49)	(0.69)
Net Asset Value per Share, End of Period	$9.62		$9.55	$9.47	$9.40	$9.64	$9.57
Total Return	3.13	% (2)	6.16%	5.72%	2.37%	5.99%	3.14%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$707,361		$580,139	$352,546	$220,671	$171,790	$144,345
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.57	% (3)	0.61%	0.61%	0.64%	0.67%	0.69%
After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.51%
Ratio of Net Investment Income to Average Net Assets	4.98	% (3)	5.09%	4.86%	5.12%	4.73%	5.76%
Portfolio Turnover Rate	0.19	% (2)	18.29%	21.84%	24.39%	32.82%	59.84%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$9.89		$9.81	$9.73	$9.95	$9.85	$10.22
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.47	0.44	0.47	0.47	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.09	0.07	(0.26)	0.07	(0.27)
Total from Investment Operations	0.29		0.56	0.51	0.21	0.54	0.28
Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.48)	(0.43)	(0.43)	(0.44)	(0.65)
Net Asset Value per Share, End of Period	$9.97		$9.89	$9.81	$9.73	$9.95	$9.85
Total Return	2.94	% (2)	5.87%	5.42%	2.14%	5.62%	2.76%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$834,306		$354,650	$203,481	$153,552	$72,458	$45,644
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.81	% (3)	0.88%	0.88%	0.94%	1.04%	1.04%
After Expense Reimbursement	0.72	% (3)	0.74%	0.74%	0.74%	0.74%	0.82%
Ratio of Net Investment Income to Average Net Assets	4.76	% (3)	4.80%	4.56%	4.75%	4.75%	5.43%
Portfolio Turnover Rate	0.19	% (2)	18.29%	21.84%	24.39%	32.82%	59.84%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

US FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	April 30, 2008

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2007 to April 30, 2008)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,017.90	0.29%	$1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.42	0.29%	1.46
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,043.00	0.44%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21
N Class Shares
Actual	$1,000.00	$1,042.70	0.72%	$3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.72%	3.62
TCW Hight Yield Bond Fund
I Class Shares
Actual	$1,000.00	$987.30	1.05%	$5.19
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.05%	5.27
N Class Shares
Actual	$1,000.00	$985.90	1.20%	$5.93
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02
TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$997.00	0.44%	$2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21

US FIXED INCOME

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2007 to April 30, 2008)
TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,031.30	0.44%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.44%	2.21
N Class Shares
Actual	$1,000.00	$1,029.40	0.72%	$3.63
Hypothetical (5% return before expenses)	1,000.00	1,021.28	0.72%	3.62

US FIXED INCOME

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributor

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

William C. Sonneborn

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief

Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

FUNDsarFI0408

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

	(a)(1)	Not applicable.

	(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

	(a)(3)	Not applicable.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	July 3, 2008

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	July 3, 2008

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